Segment Reporting, including Geographic Area Data and Major Customers - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting
Property and equipment, net of accumulated depreciation and amortization	$ 282,345	$ 289,898
United States
Segment Reporting
Property and equipment, net of accumulated depreciation and amortization	236,913	241,814
Europe
Segment Reporting
Property and equipment, net of accumulated depreciation and amortization	38,866	41,953
Other
Segment Reporting
Property and equipment, net of accumulated depreciation and amortization	$ 6,566	$ 6,131